Leases	12 Months Ended
Apr. 30, 2026
Leases
Leases

9	Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has two office premises operating lease agreements with lease terms of three years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

9	Leases (cont’d)

As of April 30, 2026, the Company had the following non-cancellable operating lease contracts:

Description of lease	Lease term

Office premises	3 years

(a)	Amount recognized in the consolidated balance sheets:

	As of April 30,
	2025	2026	2026
	S$	S$	US$

Right-of-use assets	131,845	172,672	135,565
Operating lease liabilities
Current	109,142	62,416	49,003
Non-current	22,703	110,256	86,562
	131,845	172,672	135,565

(b)	A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	Years Ended April 30,
	2024	2025	2026	2026
	S$	S$	S$	US$

Operating lease expense	136,781	142,670	119,823	94,074

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of April 30, 2026 were as follows:

	Minimum lease payment
	S$	US$
Years ending April 30,
2027	68,548	53,817
2028	68,548	53,817
2029	45,866	36,010
Total future minimum lease payments	182,962	143,644
Less imputed interest	(10,290)	(8,079)
Present value of operating lease liabilities	172,672	135,565
Less: current portion	(62,416)	(49,003)
Long-term portion	110,256	86,562

The following summarizes other supplemental information about the Company’s lease as of April 30:

	As of April 30,
	2025	2026
Weighted average discount rate	4.75%	4.25%
Weighted average remaining lease term	13 months	33 months